Segment information (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenue from External Customer [Line Items]
Total revenues	$ 8,748,945	$ 2,858,544
Total cost of revenues	8,260,142	2,032,050
Total gross profit	488,803	826,494
Projects [Member]
Revenue from External Customer [Line Items]
Total revenues	8,148,629	1,756,987
Total cost of revenues	7,743,337	1,140,400
Total gross profit	405,292	616,587
Products [Member]
Revenue from External Customer [Line Items]
Total revenues	471,144	978,015
Total cost of revenues	400,783	767,953
Total gross profit	70,361	210,062
Services [Member]
Revenue from External Customer [Line Items]
Total revenues	129,172	123,542
Total cost of revenues	116,022	123,697
Total gross profit	$ 13,150	$ (155)